Operating Lease - Schedule of Operating Lease Cost and Short-term Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost	$ 1,263,328	$ 1,138,187	$ 1,400,798
Short-term lease cost	516,832	457,956	703,521
Total lease cost	$ 1,780,160	$ 1,596,143	$ 2,104,319